PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Share Unit Plans Outstanding (Details)										12 Months Ended			36 Months Ended
	Dec. 31, 2018 shares	Dec. 20, 2018 shares beneficiary $ / shares	Dec. 20, 2017 shares beneficiary $ / shares	Jun. 30, 2016 shares beneficiary $ / shares	Dec. 18, 2015 shares beneficiary $ / shares	Jun. 30, 2015 shares	Sep. 17, 2014 shares	Sep. 27, 2013 shares	Mar. 29, 2013 shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)													10,212,323
Number of shares outstanding (in shares)	9,370,460									9,370,460			9,370,460
Number of shares exited (in shares)	0
Number of shares forfeited (in shares)	841,863
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares													$ 10.68
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares													$ 22.85
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)						27,648	56,606	27,807	1,567	1,577,865	1,199,338	7,252,814
Fair value price per granted share (USD per share) | $ / shares										$ 21.32	$ 19.25	$ 13.46
Number of shares outstanding (in shares)	9,370,460									9,370,460	8,596,836	8,039,494	9,370,460	1,370,675
Number of shares exited (in shares)										412,893	204,855	19,816
Number of shares forfeited (in shares)										391,348	437,141	564,179
Grant date December 20, 2018, Maturity due January 1, 2022 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		1,358,750
Number of beneficiaries | beneficiary		524
Fair value price per granted share (USD per share) | $ / shares		$ 21.31
Number of shares outstanding (in shares)	1,358,750									1,358,750			1,358,750
Number of shares exited (in shares)	0
Number of shares forfeited (in shares)	0
Grant date December 20, 2018, Maturity due January 1, 2022 | CEO Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		134,861
Number of beneficiaries | beneficiary		2
Fair value price per granted share (USD per share) | $ / shares		$ 16.58
Number of shares outstanding (in shares)	134,861									134,861			134,861
Number of shares exited (in shares)	0
Number of shares forfeited (in shares)	0
Grant date December 20, 2017, Maturity due January 1, 2021 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			1,081,447
Number of beneficiaries | beneficiary			527
Fair value price per granted share (USD per share) | $ / shares			$ 18.42
Number of shares outstanding (in shares)	1,046,816									1,046,816			1,046,816
Number of shares exited (in shares)	0
Number of shares forfeited (in shares)	34,631
Grant date December 20, 2017, Maturity due January 1, 2021 | CEO Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			90,084
Number of beneficiaries | beneficiary			2
Fair value price per granted share (USD per share) | $ / shares			$ 22.85
Number of shares outstanding (in shares)	90,084									90,084			90,084
Number of shares exited (in shares)	0
Number of shares forfeited (in shares)	0
Grant date June 30, 2016, Maturity due January 1, 2021 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				3,472,355
Number of beneficiaries | beneficiary				554
Fair value price per granted share (USD per share) | $ / shares				$ 13.17
Number of shares outstanding (in shares)	3,105,045									3,105,045			3,105,045
Number of shares exited (in shares)	0
Number of shares forfeited (in shares)	367,310
Grant date June 30, 2016, Maturity due January 1, 2022 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				153,268
Number of beneficiaries | beneficiary				2
Fair value price per granted share (USD per share) | $ / shares				$ 16.62
Number of shares outstanding (in shares)	153,268									153,268			153,268
Number of shares exited (in shares)	0
Number of shares forfeited (in shares)	0
Grant date June 30, 2016, Maturity due January 1, 2019 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				3,472,355
Number of beneficiaries | beneficiary				554
Fair value price per granted share (USD per share) | $ / shares				$ 13.74
Number of shares outstanding (in shares)	3,105,045									3,105,045			3,105,045
Number of shares exited (in shares)	0
Number of shares forfeited (in shares)	367,310
Grant date June 30, 2016, Maturity due January 1, 2020 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				153,268
Number of beneficiaries | beneficiary				2
Fair value price per granted share (USD per share) | $ / shares				$ 10.68
Number of shares outstanding (in shares)	153,268									153,268			153,268
Number of shares exited (in shares)	0
Number of shares forfeited (in shares)	0
Grant date December 18, 2015, Maturity due January 1, 2019 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					295,935
Number of beneficiaries | beneficiary					322
Fair value price per granted share (USD per share) | $ / shares					$ 11.49
Number of shares outstanding (in shares)	223,323									223,323			223,323
Number of shares exited (in shares)	0
Number of shares forfeited (in shares)	72,612